New Standards and Amendments Adopted by the Group	3 Months Ended
May 31, 2024
New Standards and Amendments Adopted by the Group [Abstract]
NEW STANDARDS AND AMENDMENTS ADOPTED BY THE GROUP

3. NEW STANDARDS AND AMENDMENTS ADOPTED BY THE GROUP

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended February 29, 2024, except for the adoption of new standards effective as of March 1, 2024. The adoption of new standards does not have an impact on the interim condensed financial statements to the Group. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.